Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization And Description Of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

SailPoint Technologies Holdings, Inc. (“we,” “our,” “the Company” or “SailPoint”) was incorporated in the state of Delaware on August 8, 2014, in preparation for the purchase of SailPoint Technologies, Inc. The purchase (the “Acquisition”) occurred on September 8, 2014. SailPoint Technologies, Inc. was formed July 14, 2004 as a Delaware corporation. The Company designs, develops, and markets identity governance software that helps organizations govern user access to critical systems and data. The Company currently markets its products and services throughout North America, Europe and the Asia Pacific regions.

1. Organization and Description of Business

SailPoint Technologies Holdings, Inc., (“we”, “our” or “the Company”) was incorporated in the state of Delaware on August 8, 2014, in preparation for the purchase of SailPoint Technologies, Inc. The purchase occurred on September 8, 2014 and our certificate of incorporation was amended and restated as of such date. SailPoint Technologies, Inc. was formed July 14, 2004 as a Delaware corporation. The Company designs, develops, and markets identity governance software that helps organizations govern user access to critical systems and data. The Company currently markets its products and services throughout North America, Europe and the Asia Pacific regions.